Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	1 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Working Capital Deficit			$ 2,450,000
Cash, Ending Balance			4,120,000
Restricted Cash and Cash Equivalents, Total			8,548,452	$ 5,605,740
Contractual Obligation, Total			18,000,000
Term Sheet, Maximum Draw Up Amount		$ 18,400,000
Commitments and Vessel Sales, Draw-down Capacity			$ 4,000,000
Scenario, Forecast [Member]
Periodic Payment Required for Construction of Vessel	$ 2,250,000
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			33.30%